ABN AMRO Funds
                               INTERNATIONAL FUNDS
                                  Common Shares
                                 Investor Shares
                      Supplement dated June 20, 2000 to the
                                  Prospectuses
                                dated May 1, 2000

International Funds:

International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

This supplement provides new and additional information beyond that contained in the Prospectuses. It should be retained and read in conjunction with each Prospectus.

The following supplements similar information found in "Exchanging Shares" beginning on page 21 and 48 under the "Timing Account Redemption Fee" section of each Prospectus for the Common and Investor Shares, respectively:

- Until further notice the redemption fee is not being imposed on the International Funds -










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                 For more information, please call the ABN AMRO
                          Funds or visit the website:

                                 1-800-443-4725

                            www.abnamrofunds-usa.com




ABN-A-036-01

                                 ABN AMRO Funds
                               INTERNATIONAL FUNDS
                                  Common Shares
                                 Investor Shares
                      Supplement dated June 20, 2000 to the
                       Statement of Additional Information
                                dated May 1, 2000

International Funds:

International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

This supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI"). It should be retained and read in conjunction with the SAI. The following supplements similar information found in "Purchase and Redemption of Shares" beginning on page 54 of the SAI for the Common and Investor Shares:

- Until further notice the redemption fee is not being imposed on the International Funds -










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

   For more information, please call the ABN AMRO Funds or visit the website:
                                 1-800-443-4725
                            www.abnamrofunds-usa.com




ABN-A-037-01